Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 23,376	$ 14,707
Restricted cash	24,089	12,948
Investments in financial assets	9,449	14,222
Trade receivables	14,235	6,441
Other receivables	117	63
Prepaid expenses and deposits	1,645	2,132
TOTAL CURRENT ASSETS	72,911	50,513
NON-CURRENT ASSETS
Intangible assets, net	2,575	3,442
Goodwill	8,993	8,993
Property and equipment, net	2,116	1,600
TOTAL NON-CURRENT ASSETS	13,684	14,035
TOTAL ASSETS	86,595	64,548
CURRENT LIABILITIES
Accounts payable	1,374	571
Accrued liabilities	25,939	13,374
Customer deposits	24,089	12,948
Other payables	3,050	302
TOTAL CURRENT LIABILITIES	54,452	27,195
NON-CURRENT LIABILITIES
Warrants liability		269
TOTAL NON-CURRENT LIABILITIES		269
TOTAL LIABILITIES	54,452	27,464
Commitments and contingencies
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, $0 par value, unlimited Common Shares authorized, 202,941 Shares issued and 202,499 outstanding (in thousands) at December 31, 2024; and 183,605 Shares issued and 183,430 outstanding (in thousands) at December 31, 2023
Additional Paid in Capital	138,639	115,504
Deficit	(104,746)	(78,205)
Accumulated other comprehensive income (loss)	708	(167)
Treasury stock, at cost, 442 and 175 Common Shares (in thousands) at December 31, 2024 and 2023, respectively	(2,455)	(257)
EQUITY ATTRIBUTABLE TO OWNERS	32,146	36,875
Non-controlling interests	(3)	209
TOTAL EQUITY	32,143	37,084
TOTAL LIABILITIES AND EQUITY	$ 86,595	$ 64,548